Provisions (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Conduct remediation
	PPI	Other products	Bank Levy	Property	Off balance sheet ECL	Regulatory and other	Total

	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	189	25	46	59	78	175	572
Additional provisions	—	—	—	1	—	82	83
Provisions released	—	(5)	—	(2)	(5)	(8)	(20)
Utilisation	(38)	—	(39)	(7)	—	(70)	(154)
At 30 June 2020	151	20	7	51	73	179	481